SEGMENT INFORMATION	12 Months Ended
Aug. 31, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

24.     SEGMENT INFORMATION

The CODM reviews financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group.

In the fiscal year 2018, the Group identified four reportable segments, including International Schools, Bilingual Schools, Kindergartens and Complementary Education Services. During the year ended August 31, 2019, the Group acquired the overseas businesses and has assessed these businesses as one additional reportable segment. As of August 31, 2019, the Group has five reportable segments, including International Schools, Bilingual Schools, Kindergartens, Overseas Schools and Complementary Education Services. During the year ended August 31, 2020, the Group changed its internal management structure and has expanded the service offerings in utilizing technology to deliver online study programs, which forms an additional reportable segment called, Education Technology.

24.     SEGMENT INFORMATION - continued

The Group's CODM evaluates performance based on the operating segment's revenue and their operating results. The revenue and operating results by segments were as follows:

For the year ended August 31, 2018

	Domestic K-12 Schools
	International	Bilingual		Overseas	Complementary	Education
	Schools	Schools	Kindergartens	Schools	Education Services	Technology	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	589,599	534,008	399,249	—	196,015	—	1,718,871
Costs of revenue	(373,391)	(346,868)	(223,397)	—	(146,939)	—	(1,090,595)
Gross profit	216,208	187,140	175,852	—	49,076	—	628,276

For the year ended August 31, 2019

	Domestic K-12 Schools
	International	Bilingual		Overseas	Complementary	Education
	Schools	Schools	Kindergartens	Schools	Education Services	Technology	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	745,015	650,433	495,024	181,793	420,760	69,980	2,563,005
Costs of revenue	(456,003)	(400,043)	(279,315)	(145,625)	(286,925)	(18,103)	(1,586,014)
Gross profit	289,012	250,390	215,709	36,168	133,835	51,877	976,991

For the year ended August 31, 2020

	Domestic K-12 Schools
	International	Bilingual		Overseas	Complementary	Education
	Schools	Schools	Kindergartens	Schools	Education Services	Technology	Consolidated
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	872,857	722,396	373,028	835,927	458,968	103,327	3,366,503
Costs of revenue	(502,186)	(421,894)	(272,261)	(588,839)	(321,089)	(38,517)	(2,144,786)
Gross profit	370,671	300,502	100,767	247,088	137,879	64,810	1,221,717

The Group's CODM review the financial position at consolidated level, thus total assets of each operating segment is not presented.

GEOGRAPHIC INFORMATION

The Group's revenues are attributed to geographic areas based on the selling location.

The following table presents total revenues for the years ended August 31, 2018, 2019 and 2020 from a geographical perspective:

	For the year ended August 31,
	2018	2019	2020
Revenues from sales originated:
China **	1,710,756	2,366,078	2,528,591
Canada	3,668	10,226	16,914
The US	4,447	24,977	188,111
The UK	—	161,724	632,887
Total	1,718,871	2,563,005	3,366,503

The following table presents long-lived assets including property and equipment, net, land use rights, net and operating and finance lease right-of-use assets as of August 31, 2019 and 2020 from a geographical perspective:

	As of August 31,
	2019	2020
China **	776,483	1,107,759
Canada	3,013	12,918
The US	52,184	440,053
The UK	156,034	1,566,622
Total	987,714	3,127,352

** Includes mainland China and Hong Kong.